Staff Expenses - Summary of Changes in Share Awards (Detail)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance | shares	5,123,853	15,141,980	25,574,912
Options outstanding, Exercised | shares	(2,186,316)	(827,755)	(2,216,764)
Options outstanding, Forfeited | shares	(45,852)	(89,816)	(168,007)
Options outstanding, Closing balance | shares	2,356,343	5,123,853	15,141,980
Weighted average exercise price, Opening balance | € / shares	€ 5.69	€ 12.36	€ 15.53
Weighted average exercise price, Exercised | € / shares	4.4	5.91	5.89
Weighted average exercise price, Forfeited | € / shares	7.01	8.09	14.26
Weighted average exercise price, Closing balance | € / shares	€ 7.35	€ 5.69	€ 12.36
Share awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance | shares	5,854,999	7,222,279	8,382,963
Share awards granted | shares	2,170,654	4,100,993	5,006,120
Options outstanding, Performance effect | shares		341,623	379,934
Options outstanding, Exercised | shares	(3,945,020)	(5,565,093)	(6,328,318)
Options outstanding, Forfeited | shares	(223,585)	(244,803)	(218,420)
Options outstanding, Closing balance | shares	3,857,048	5,854,999	7,222,279
Weighted average exercise price, Opening balance | € / shares	€ 11.62	€ 11.46	€ 10.44
Weighted average exercise price, Granted | € / shares	10.04	12.5	13.2
Performance effect | € / shares	11.12	11.65	10.47
Weighted average exercise price, Exercised | € / shares	11.23	12.05	11.4
Weighted average exercise price, Forfeited | € / shares	11.39	11.52	10.83
Weighted average exercise price, Closing balance | € / shares	€ 11.14	€ 11.62	€ 11.46